Other (Income)/Deductions - Net - Footnotes - Commitments and Contingencies (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Litigation settlement income (loss)	[1]		$ (240.0)	$ (510.0)	$ (975.0)
Protonix / Pantoprazole [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)					$ (784.6)
Pending Litigation [Member] | Patent Matter [Member]
Loss Contingencies [Line Items]
Litigation settlement expense			79.0
Pending Litigation [Member] | Celebrex [Member]
Loss Contingencies [Line Items]
Litigation settlement expense			$ 94.0
Litigation settlement, amount awarded to other party		$ 94.0
Pending Litigation [Member] | Celebrex and Bextra [Member] | Product Safety Misrepresentation [Member]
Loss Contingencies [Line Items]
Litigation settlement, amount awarded to other party				$ 486.0

[1]	In 2017, primarily includes a $94 million charge to resolve a class action lawsuit filed by direct purchasers relating to Celebrex, which is subject to court approval (for additional information, see Note 17A2), and a $79 million charge to reflect damages awarded by a jury in a patent matter. In 2016, primarily includes amounts to resolve a Multi-District Litigation relating to Celebrex and Bextra pending against the Company in New York federal court for $486 million, partially offset by the reversal of a legal accrual where a loss was no longer deemed probable. In addition, 2016 includes a settlement related to a patent matter. In 2015, primarily includes $784.6 million related to an agreement in principle reached in February 2016 and finalized in April 2016 to resolve claims alleging that Wyeth's practices relating to the calculation of Medicaid rebates for its drug, Protonix (pantoprazole sodium), between 2001 and 2006, several years before Pfizer acquired Wyeth in 2009, violated the Federal Civil False Claims Act and other laws.